Stock options (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of stock options
Outstanding	1,648,667
Options exercisable as at end of the year	1,268,867
Weighted average exercise price
Options outstanding as at end of the year	$ 1.6
Stock Option [Member]
Number of stock options
Outstanding	3,221,001	3,462,835
Granted		475,000
Exercised	(7,334)	(565,722)
Expired	(1,190,000)
Forfeited	(375,000)	(151,112)
Outstanding	1,648,667	3,221,001
Options exercisable as at end of the year	1,268,867	2,036,401
Weighted average exercise price
Outstanding at beginning of the year	$ 1.33	$ 1.26
Granted		1.50
Exercised	0.76
Expired	0.91
Forfeited	1.48	1.50
Options outstanding as at end of the year	1.60	1.33
Options exercisable as at end of the year	$ 1.59	$ 1.17